Shareholders' Equity	12 Months Ended
Dec. 31, 2022
Stockholders' Equity Note [Abstract]
SHAREHOLDERS' EQUITY

NOTE 14:- SHAREHOLDERS’ EQUITY

a.	Ordinary Shares:

1.	Issuance of Ordinary Shares in connection with a Standby Equity Distribution Agreement:

On May 8, 2017 the Company entered into a Standby Equity Distribution Agreement (“SEDA”), with YA II PN Ltd. (“YA”), for the sale of up to $2,000 of its Ordinary Shares to YA during a four-year period beginning on March 1, 2018, the date on which the Securities and Exchange Commission first declares effective a registration statement registering the resale of the Company’s Ordinary Shares by YA. For each Ordinary Share purchased under the SEDA, YA will pay 93% of the lowest daily VWAP (as defined below) of the Ordinary Shares during the three consecutive trading days, following the date of an advance notice from the Company (provided such VWAP was greater than or equal to 90% of the last closing price of the Ordinary shares at the time of delivery of the advance notice). Notwithstanding the forgoing, the notice shall not exceed $500. “VWAP” was defined as of any date, to be such date’s daily dollar volume-weighted average price of the Ordinary Shares as reported by Bloomberg, LP. The Company was entitled to terminate the SEDA at any time upon prior notice to YA, as long as there are no advance notices outstanding and the Company has paid to YA all amounts then due.

In connection with the SEDA, the Company issued 67,307 ordinary shares to YA as a commitment fee. The fair value of such shares was approximately $ 140 and was accounted for as prepaid expenses and amortized to equity by December 31, 2021, as the Company did not anticipate to further utilize this equity line.

During the year 2019, the Company issued to YA 158,023 Ordinary Shares, for a total amount of $465, net of amortization of commitment fee in the amount of $ 35.

During the year 2020, the Company issued to YA 41,090 Ordinary Shares, for a total amount of $23, (gross proceeds of $100 less the remaining balance of the commitment fee which amounted to $77).

The 2017 SEDA expired on May 8, 2021.

2.	Issuance of Ordinary Shares in connection with a Securities Purchase Agreement:

On May 16, 2019 the Company entered into and closed a securities purchase agreement with several investors for the sale of 400,000 Ordinary Shares at a price of $2.50 per share, resulting in gross proceeds of $1,000 and $65 issuance expenses. In addition, the Company issued to the investors 240,000 warrants with an exercise price of $3.30 per Ordinary Share. The warrants were exercisable for 3.5 years and were subject to a three-year vesting period as follows: one third of the warrants shall vest annually (upon the lapse of 12 months, 24 months and 36 months from issuance), provided that on the applicable vesting date the investor did not sell any of the Ordinary Shares purchased in the private placement. Vesting of all of the warrants was to be accelerated in the event that any one or more shareholders acting together acquire a block of 40% of the Company’s issued and outstanding share capital. In addition, the Company issued 60,000 warrants as fees to a placement agent. On October 23, 2022, the Company extend the exercise period of the warrants by an additional three years. As of December 31, 2022 none of the warrants have been exercised.

3.	Issuance of Ordinary Shares in connection with Prospectus Supplement filed on December 30, 2020.

On January 4, 2021 the Company entered into a definitive agreement with several institutional investors for the purchase and sale of 800,000 Ordinary Shares and 720,000 Warrants to purchase Ordinary Shares at a combined purchase price of $2.50 in a registered direct offering with a total gross amount of $2,000 or $1,841 net of issuance expenses. The Warrants have an exercise price of $2.75 per share, are immediately exercisable and have a five-year term. As of December 31, 2022 none of the warrants have been exercised.

4.	Warrants under loan agreement

On February 19, 2020, the Company, through its wholly owned subsidiary, Ruby Tech Inc. entered into an agreement for a loan from YA II PN, LTD (“YA II”) in the principal amount of $600,000. The principal loan amount bears an interest rate of 8% per annum and is not secured and was guaranteed by BOS-Odem and by the company. The loan was paid in 12 monthly installments of principal and interest starting from March 2020. BOS issued to YA II warrants to purchase up to 100,000 Ordinary Shares of the Company at an exercise price of $3.00 per Ordinary Share. The Company allocated on amount of $30 with respect to such warrants under “additional paid in capital” and as a discount on the loan. The discount was reflected as financing expenses over the term of the loan. As of December 31, 2021 the entire balance of the loan was repaid. The warrants were exercisable for a period of two years from issuance and on February 19, 2022, expired without being exercised.

5.	At the Annual General Meeting of shareholders held on July 18, 2018, it was approved to increase the Company’s authorized share capital by 2,000,000 Ordinary Shares, from 4,000,000 authorized shares to 6,000,000 authorized shares. At the Annual General Meeting of shareholders held on December 16, 2020, it was approved to increase the Company’s authorized share capital by 2,000,000 Ordinary Shares, from 6,000,000 authorized shares to 8,000,000 authorized shares. In addition, it was approved to cancel the Company’s Ordinary Shares’ nominal value, so that following such cancellation, the authorized share capital of the Company will be comprised of 8,000,000 Ordinary Shares of no nominal value each, ranking pari passu in all respects. At the Annual General Meeting of shareholders held on December 15, 2022, it was approved to increase the Company’s authorized share capital by 3,000,000 Ordinary Shares, from 8,000,000 authorized shares to 11,000,000 authorized shares.

6.	On May 2, 2022, the Company entered into a definitive agreement with several investors for the sale of 450,000 units, each consisting of one Ordinary Share and one half warrant to purchase an Ordinary Share, at a unit purchase price of $2.2. The warrants have an exercise price of $2.2 per ordinary share and are exercisable into Ordinary Shares over a five-year term. The sale of the units was made in a registered direct offering with a total gross amount of $990 or $911 net of incremental and direct issuance expenses.

b.	Warrants to shareholders

The Company’s outstanding warrants to shareholders as of December 31, 2022 are as follows:

Outstanding and exercisable warrants	Weighted average exercise price of outstanding warrants	Weighted average Remaining contractual life (years)
1,245,000	2.78	2.98

c.	Stock option plans:

In May 2003, the Company’s shareholders approved the adoption of the 2003 Israeli Stock Option Plan or the Plan. In December 2012, the Company’s shareholders approved a 10 year extension to the Plan, according to which the Board of Directors may grant options under the Plan through May 31, 2023. In December 2017, the shareholders approved an increase of the pool of shares reserved for issuances under the Plan, to 500,000 Ordinary Shares. In July 18, 2018, the Company’s shareholders approved (i) an increase of the number of Ordinary Shares available for issuance under the Plan, by 200,000 to a total of 700,000 Ordinary Shares, and (ii) an amendment of the Plan allowing for the grant of Ordinary Shares in addition to options.

In December 15, 2022, the Company’s shareholders approved (i) an increase of the number of ordinary Shares available for issuance under the Plan, by 300,000 to a total of 1,000,000 Ordinary Shares.

Under the Plan, the terms and conditions of the options and the number of shares subject thereto shall be determined by the Board of Directors. The Board of Directors also has discretion to determine the nature of the consideration to be paid upon the exercise of an option under the Plan. Such consideration generally may consist of cash, or, at the discretion of the Board of Directors, cash and a recourse promissory note.

The Ordinary Shares acquired upon exercise of an option are subject to certain restrictions on transfer, sale, or hypothecation. Options are exercisable and restrictions on disposition of shares lapse pursuant to the terms of the individual agreements under which such options were granted or shares issued.

The Company has elected to designate the Plan under the “capital gains” track of Section 102 of Israeli Income Tax Ordinance 5721-1961 (the “Tax Ordinance”), designed to afford qualified optionees certain tax benefits under the Tax Ordinance (a “Section 102 Plan”). Pursuant to the election made by the Company, capital gains derived by optionees arising from the sale of shares pursuant to the exercise of options granted to them under the Plan, will be subject to a flat capital gains tax rate of 25% (instead of the gains being taxed as salary income at the employee’s marginal tax rate). However, as a result of this election, the Company is not allowed to claim the amounts credited to such employees as a benefit when the related capital gains tax is payable by them, as an expense for tax purposes.

The Company may change its election from time to time, as permitted by the Tax Ordinance. There are various conditions that must be met in order to qualify for these benefits, including the registration of the options in the name of a trustee (the “Trustee”) for each of the employees who is granted options. Each option, and any Ordinary Shares acquired upon the exercise of the option, must be held by the Trustee for a period commencing on the date of grant and ending no earlier than 24 months from the date of grant.

In the year 2020, the Company issued to its directors and officers 45,000 options to purchase Ordinary Shares.

In the year 2021, the Company issued to its directors and officers 175,000 options to purchase Ordinary Shares.

In the year 2022, the Company issued to its directors and officers 87,500 options to purchase Ordinary Shares.

The options’ exercise price is calculated as the weighted average of the closing prices of the Ordinary Shares on the Nasdaq Capital Market during the 20 trading days preceding the date of approval of the grant by the Board of Directors or for grants to the Chief Executive Officer or Directors, 20 trading days preceding the approval of the grant by the shareholders.

The options will vest and become exercisable annually over a period of three years, in three equal parts, such that one third of the options shall vest on each of the first, second and third anniversary of the grant date, provided that the director or officer is still serving on the applicable vesting date.

The options shall expire on the fifth anniversary of the grant date.

Payment of the exercise price must be made in full upon exercise of the options, by cash or check or cash equivalent, or by the assignment of the proceeds of a sale of some or all of the Ordinary Shares being acquired upon exercise of the options, or by any combination of the foregoing.

On March 29, 2021, the Company issued to its officers 7,188 Ordinary shares (equivalent to $27) as a bonus, which was approved by the Board of Directors and shareholders.

As of December 31, 2022 there are 285,284 options available for future grants under the Plan. Each option granted under the Plan expires five years from the date of the grant. The options vest gradually over a period of up to three years.

A summary of the Company’s employee and director stock option activity and related information for the year ended December 31, 2022, is as follows:

	2022		2021		2020
	Number of options	Weighted- average exercise price	Number of options	Weighted average exercise price	Number of options	Weighted- average exercise price

Outstanding - beginning of year	275,833	$2.40	170,500	$2.30	246,874	$2.26
Changes during the year:
Granted	87,500	$2.25	175,000	$3.36	45,000	$2.55
Exercised	(1,000)	$2.12	(52,167)	$2.29	(84,618)	$2.29
Forfeited	(15,000)	$2.80	(17,500)	$2.44	(36,756)	$2.38
Outstanding - year end	347,333	$2.79	275,833	$2.40	170,500	$2.30
Vested and expected to vest	164,166	$2.61	83,334	$2.22	95,834	$2.23
Exercisable at year end	136,499	$2.71	51,667	$2.26	48,834	$2.26

During the years 2022, 2021, and 2020, stock-based compensation expense related to employees and directors stock options amounted to $97, $67, and $65 respectively, and is included in general and administrative expenses within the statement of operations.

In the year 2022, the Company issued to its directors and officers 87,500 options to purchase Ordinary Shares as follows:

●	On December 15, 2022 the Company issued to its CEO, Eyal Cohen 80,000 options

●	On December 15, 2022 the Company issued to its director, Ziv Dekel 7,500 options

The weighted-average grant-date fair value of options granted during the years ended December 31, 2022, 2021 and 2020 was $0.82, $1.2 and $ 0.76, respectively. The weighted-average grant-date fair value of unvested options as of December 31, 2022 was $1.02. The aggregate intrinsic value of the outstanding options in each of the years ended December 31, 2022, 2021 and 2020 was $ 0, $ 70 and $ 12. The aggregate intrinsic value represents the total intrinsic value (the difference between the fair market value of the Company’s Ordinary Shares on December 31 of the respective year and the exercise price, multiplied by the number of in-the-money options) that would have been received by the option holders had all option holders exercised their options on such date.

During the years ended December 31, 2022, 2021 and 2020, exercised options amounted to a total of 1,000, 52,167 and 84,618, respectively. As of December 31, 2022 and 2021, there were a total of $191 and $219 respectively, of unrecognized compensation cost related to non-vested share-based compensation arrangements granted under the Company’s Plan. That cost is expected to be recognized through 2022 until 2025.

Options granted to employees and directors that are outstanding as of December 31, 2022 broken into exercise prices, are as follows:

				Weighted average
	Options	Weighted	Options	Remaining
	outstanding	average	exercisable	Contractual
	as of	remaining	as of	life of options
Exercise	December 31,	contractual	December 31,	exercisable
Price	2022	life (years)	2022	(years)

2.118	52,333	1.83	52,333	1.83
2.176	10,000	2.08	6,667	2.08
2.245	87,500	4.96	-	4.96
2.388	7,500	0.54	7,500	0.54
2.433	7,500	3.02	2,500	3.02
2.775	20,000	2.96	13,333	2.96
3.195	20,000	3.14	6,666	3.14
3.251	7,500	3.81	2,500	3.81
3.252	100,000	3.81	33,334	3.81
3.863	30,000	3.75	10,000	3.75
4.022	5,000	3.67	1,666	3.67

Grand Total	347,333	3.57	136,499	2.65

See also Note 2r regarding the assumptions utilized for the un measurement of the fair value of stock options at the grant date.